Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 13, 2012
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGSX
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGCX
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLGIX

Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund
Destra Next Dimension Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder Information" on page 15 of the Fund's Prospectus and "Purchases" on page 27 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Destra Next Dimension Fund	Class A		Class C	Class P	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none	none	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	none		none	2.00%	2.00%
Exchange Fees	none		none	none	none
[1]	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Destra Next Dimension Fund		Class A	Class C	Class P	Class I
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[1]	628.19%	0.66%	0.75%	22.63%
Total Annual Fund Operating Expenses		629.34%	2.56%	1.90%	23.53%
Fee Waiver	[2]	(627.63%)	(0.10%)	(0.10%)	(22.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.71%	2.46%	1.80%	1.43%
[1]	Class C shares commenced operations on November 1, 2011, and Class P shares have not yet commenced operations. Other Expenses for Class C and Class P shares are based on estimated amounts for the Fund's current fiscal year. Other Expenses may include acquired fund fees, which were not included as fund expenses in the annual report.
[2]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.70% for Class A, 2.45% for Class C, 1.80% for Class P and 1.42% for Class I. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redeemed
Expense Example Destra Next Dimension Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	749	1,114	1,503	2,594
Class C	249	766	1,310	2,796
Class P	183	566
Class I	146	452	781	1,713

Not Redeemed
Expense Example, No Redemption Destra Next Dimension Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	749	1,114	1,503	2,594
Class C	249	766	1,310	2,796
Class P	183	566
Class I	146	452	781	1,713

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations at the time of investment comparable to companies in the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and consists of twenty-four developed market country indices. At a minimum, the Fund will consist of at least five countries and will have 40% of non-U.S. companies.  The Fund may invest in all market capitalizations and its investments generally will include common stocks, preferred stocks, securities convertible into U.S. common stocks,
U.S. dollar-denominated American Depositary Receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.

The Fund's sub-adviser, Zebra Capital Management, LLC ("Zebra") seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities. This liquidity premium or structural alpha exists in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected returns. Zebra targets stocks with strong fundamentals (i.e. earnings, book value, cash flows) that trade less than stocks with comparable fundamentals. Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected returns. Frequently, a fundamentally-
sound stock is less traded because it has temporarily fallen out of favor. Over time, Zebra believes the market will recognize this stock again, and its price will increase as its trading activity rises, allowing Zebra to capture its liquidity premium and produce higher returns. Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock's fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks. There is no guarantee that the perceived intrinsic value of any investment will be realized.
Principal Risks
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Equity Securities Risk - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Smaller Company Risk-Market risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand.

Foreign Investment Risk-Because the Fund can invest its assets in dollar-
denominated foreign instruments, the value of Fund shares can be adversely affected because such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

Depositary Receipts Risk-Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Currency Risk-Even though the non-U.S. securities held by the fund are traded in U.S. dollars, their prices are indirectly influenced by currency fluctuations.

Market Risk and Selection Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-
perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Value Stocks Risk-Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Risks Associated with Active Management-The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund's sub-adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks-The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating
Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.destracapital.com or by calling 877-287-9646.

The bar chart below shows the fund's performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Calendar Year Total Returns as of 12/31

During the one-year period ended December 31, 2011, the fund's highest and lowest quarterly returns were 5.94% and -16.01%, respectively, for the quarters ended March 31, 2011 and September 30, 2011.
The table below shows the variability of the fund's average annual returns by showing the fund's performance and how they compare over the time periods indicated with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After
-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Class C and Class P shares have been in existence for less than one calendar year, and therefore, the table below does not have returns for such share classes.

Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Destra Next Dimension Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A (return before taxes)	(11.31%)	(11.44%)	Dec 31, 2010
Class A After Taxes on Distributions	Class A (return after taxes on distributions)	(11.80%)	(11.93%)	Dec 30, 2010
Class A After Taxes on Distributions and Sales	Class A (return after taxes on distributions and sale of fund shares)	(7.36%)	(10.01%)	Dec 30, 2010
Class I	Class I (return before taxes)	(5.66%)	(5.77%)	Dec 30, 2010
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(9.41%)	(9.15%)	Dec 30, 2010

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Destra Next Dimension Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder Information" on page 15 of the Fund's Prospectus and "Purchases" on page 27 of the Fund's Statement
		of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 52% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations at the time of investment comparable to companies in the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and consists of twenty-four developed market country indices. At a minimum, the Fund will consist of at least five countries and will have 40% of non-U.S. companies.  The Fund may invest in all market capitalizations and its investments generally will include common stocks, preferred stocks, securities convertible into U.S. common stocks,
U.S. dollar-denominated American Depositary Receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.

The Fund's sub-adviser, Zebra Capital Management, LLC ("Zebra") seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities. This liquidity premium or structural alpha exists in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected returns. Zebra targets stocks with strong fundamentals (i.e. earnings, book value, cash flows) that trade less than stocks with comparable fundamentals. Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected returns. Frequently, a fundamentally-
sound stock is less traded because it has temporarily fallen out of favor. Over time, Zebra believes the market will recognize this stock again, and its price will increase as its trading activity rises, allowing Zebra to capture its liquidity premium and produce higher returns. Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock's fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks. There is no guarantee that the
		perceived intrinsic value of any investment will be realized.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Equity Securities Risk - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Smaller Company Risk-Market risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand.

Foreign Investment Risk-Because the Fund can invest its assets in dollar-
denominated foreign instruments, the value of Fund shares can be adversely affected because such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

Depositary Receipts Risk-Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Currency Risk-Even though the non-U.S. securities held by the fund are traded in U.S. dollars, their prices are indirectly influenced by currency fluctuations.

Market Risk and Selection Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-
perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Value Stocks Risk-Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Risks Associated with Active Management-The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund's sub-adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks-The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating
Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency, entity or person.
Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.destracapital.com or by calling 877-287-9646.

The bar chart below shows the fund's performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the
		returns would be less than those shown.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-287-9646
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.destracapital.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the one-year period ended December 31, 2011, the fund's highest and lowest quarterly returns were 5.94% and -16.01%, respectively, for the quarters ended March 31, 2011 and September 30, 2011.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the fund's average annual returns by showing the fund's performance and how they compare over the time periods indicated with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After
-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Class C and Class P shares have been in existence for less than one calendar year, and therefore, the table below does not have returns for such share classes.

Performance reflects fee waivers, if any, in effect during the periods
		presented. If any such waivers were not in place, returns would be reduced.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	628.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	629.34%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(627.63%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	749
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,114
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,503
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,594
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	749
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,114
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,594
Annual Return 2011	rr_AnnualReturn2011	(11.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A (return before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.44%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.93%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions and sale of fund shares)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	766
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,310
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	766
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,310
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10
Destra Next Dimension Fund (Prospectus Summary) | Destra Next Dimension Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	22.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(22.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	781
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	781
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,713
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I (return before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.66%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.77%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010

[1]	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.
[2]	Class C shares commenced operations on November 1, 2011, and Class P shares have not yet commenced operations. Other Expenses for Class C and Class P shares are based on estimated amounts for the Fund's current fiscal year. Other Expenses may include acquired fund fees, which were not included as fund expenses in the annual report.
[3]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.70% for Class A, 2.45% for Class C, 1.80% for Class P and 1.42% for Class I. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.